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May 3, 2002

                             VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

          Re: Variable Annuity Fund A (Individual) (Registration No. 2-26342) Variable Annuity Fund A (Group) (Registration No. 2-25618)


Ladies and Gentlemen:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on form N-3 with the Commission on April 18, 2002 for Variable Annuity Fund A (Individual) and Variable Annuity Fund A (Group). If there are any questions regarding this filing, please contact me at (219) 455-0637.

Sincerely,

/s/  Randall Keller

Randall Keller
Securities Fund Specialist
Lincoln Life